Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Income (loss) before taxes on income, as reported in the statements of income		$ 505	$ (117)	$ 668
Income tax rate		24.00%	25.00%	26.50%
Theoretical tax expense (income) on this income (loss)		$ 121	$ (29)	$ 177
Add (less) the tax effect of [Abstract]
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax		(4)	(3)	(22)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries		23	(38)	(15)
Income taxes from intercompany dividend distribution		18	0	0
Deductible temporary differences for which deferred taxes assets were not recorded and non-deductible expenses		15	135	15
Taxes in respect of prior years	[1]	(27)	32	10
Impact of change in tax rates		(13)	(32)
Differences in measurement basis (mainly ILS vs USD)		18	1	0
Other Differences		7	(11)	(3)
Taxes on income included in the income statements		$ 158	$ 55	$ 162

[1]	The balance, as at December 31, 2017, includes tax income of $25 million as a result of the resolution gave by the Appeals Court in Belgium of an appeal filed by the Company regarding allowance of deduction of certain expenses (see 18.D (3) above).